American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
November 30, 2021

American Century Multisector Income ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 57.5%
Aerospace and Defense — 0.5%
TransDigm, Inc., 4.625%, 1/15/29	585,000	561,389
Airlines — 1.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	380,000	388,896
United Airlines Pass Through Trust, 4.875%, 7/15/27	395,120	414,659
United Airlines, Inc., 4.625%, 4/15/29(1)	565,000	563,022
		1,366,577
Auto Components — 0.3%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, 5.00%, 5/7/28(1)	400,000	372,712
Automobiles — 0.3%
Thor Industries, Inc., 4.00%, 10/15/29(1)	300,000	294,225
Banks — 0.6%
Intesa Sanpaolo SpA, 4.20%, 6/1/32(1)	390,000	391,477
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	300,000	297,376
		688,853
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	535,000	568,900
Capital Markets — 4.7%
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	183,000	184,292
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	422,000	410,917
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	271,000	280,104
Coinbase Global, Inc., 3.375%, 10/1/28(1)	415,000	390,770
FS KKR Capital Corp., 4.25%, 2/14/25(1)	122,000	128,514
FS KKR Capital Corp., 3.125%, 10/12/28	378,000	372,676
Hercules Capital, Inc., 2.625%, 9/16/26	377,000	372,156
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	675,000	685,645
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	575,000	574,980
Main Street Capital Corp., 3.00%, 7/14/26	117,000	117,679
Morgan Stanley, VRN, 2.48%, 9/16/36	332,000	321,514
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	635,000	624,715
Prospect Capital Corp., 3.71%, 1/22/26	845,000	859,924
		5,323,886
Chemicals — 0.8%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	196,346
Diamond BC BV, 4.625%, 10/1/29(1)	310,000	303,335
Tronox, Inc., 4.625%, 3/15/29(1)	375,000	364,464
		864,145
Commercial Services and Supplies — 0.5%
GFL Environmental, Inc., 4.00%, 8/1/28(1)	590,000	573,061
Communications Equipment — 0.8%
CommScope, Inc., 8.25%, 3/1/27(1)	975,000	957,221
Construction and Engineering — 0.5%
Arcosa, Inc., 4.375%, 4/15/29(1)	140,000	141,453
IHS Netherlands Holdco BV, 8.00%, 9/18/27	400,000	421,090
		562,543
Consumer Finance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	370,000	372,861
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 1/30/32	324,000	326,721
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	174,000	175,328

Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	142,000	139,285
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	385,000	381,065
LFS Topco LLC, 5.875%, 10/15/26(1)	350,000	362,863
Navient Corp., 5.50%, 3/15/29	570,000	563,237
SLM Corp., 3.125%, 11/2/26	377,000	369,528
		2,690,888
Electric Utilities — 1.7%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	440,000	439,479
Comision Federal de Electricidad, 3.875%, 7/26/33(1)	500,000	479,717
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	795,694	757,620
Inkia Energy Ltd., 5.875%, 11/9/27	200,000	203,718
		1,880,534
Energy Equipment and Services — 0.9%
Guara Norte Sarl, 5.20%, 6/15/34(1)	687,603	654,780
Weatherford International Ltd., 8.625%, 4/30/30(1)	340,000	333,829
		988,609
Entertainment — 0.4%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	498,000	479,574
Equity Real Estate Investment Trusts (REITs) — 7.7%
American Finance Trust, Inc. / American Finance Operating Partrner LP, 4.50%, 9/30/28(1)	620,000	612,966
EPR Properties, 4.75%, 12/15/26	678,000	732,163
EPR Properties, 4.95%, 4/15/28	735,000	805,300
EPR Properties, 3.60%, 11/15/31	144,000	144,595
IIP Operating Partnership LP, 5.50%, 5/25/26	700,000	754,074
Iron Mountain, Inc., 4.875%, 9/15/29(1)	540,000	548,602
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 3.875%, 2/15/29(1)	585,000	615,277
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	250,000	261,361
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	460,000	456,060
National Health Investors, Inc., 3.00%, 2/1/31	666,000	645,124
Piedmont Operating Partnership LP, 2.75%, 4/1/32	258,000	255,181
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/27	381,000	382,678
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	398,000	388,094
Sabra Health Care LP, 3.20%, 12/1/31	507,000	498,124
STORE Capital Corp., 2.70%, 12/1/31	64,000	63,145
Tanger Properties LP, 2.75%, 9/1/31	678,000	651,191
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	300,000	313,884
XHR LP, 4.875%, 6/1/29(1)	603,000	608,427
		8,736,246
Food and Staples Retailing — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	385,000	409,906
United Natural Foods, Inc., 6.75%, 10/15/28(1)	470,000	503,957
		913,863
Food Products — 2.0%
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	309,000	308,614
MARB BondCo plc, 3.95%, 1/29/31(1)	895,000	845,457
US Foods, Inc., 4.75%, 2/15/29(1)	605,000	613,297
US Foods, Inc., 4.625%, 6/1/30(1)	445,000	447,777
		2,215,145
Health Care Equipment and Supplies — 0.8%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	125,000	129,249
Avantor Funding, Inc., 3.875%, 11/1/29(1)	300,000	300,065
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	465,000	465,209
		894,523
Health Care Providers and Services — 0.7%
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	370,000	364,334

Tenet Healthcare Corp., 6.125%, 10/1/28(1)	387,000	395,785
		760,119
Hotels, Restaurants and Leisure — 2.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	245,000	239,220
Carnival Corp., 5.75%, 3/1/27(1)	605,000	592,613
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	255,000	253,015
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	665,000	628,425
Scientific Games International, Inc., 7.25%, 11/15/29(1)	420,000	463,861
Studio City Finance Ltd., 5.00%, 1/15/29(1)	300,000	272,290
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	385,000	371,257
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	370,000	363,577
		3,184,258
Household Durables — 0.5%
Mattamy Group Corp., 4.625%, 3/1/30(1)	305,000	302,896
Safehold Operating Partnership LP, 2.85%, 1/15/32	272,000	266,324
		569,220
Independent Power and Renewable Electricity Producers — 0.3%
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27(1)	297,750	303,937
Insurance — 1.9%
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)	565,000	578,823
SBL Holdings, Inc., 5.00%, 2/18/31(1)	760,000	798,484
SBL Holdings, Inc., VRN, 6.50%, 11/13/26(1)	664,000	647,400
Stewart Information Services Corp., 3.60%, 11/15/31	138,000	140,477
		2,165,184
Internet and Direct Marketing Retail — 0.8%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	840,000	754,824
Prosus NV, 3.68%, 1/21/30(1)	200,000	204,083
		958,907
Machinery — 0.7%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	420,000	425,876
Vertiv Group Corp., 4.125%, 11/15/28(1)	320,000	319,675
		745,551
Media — 3.7%
AMC Networks, Inc., 4.25%, 2/15/29	835,000	816,492
CSC Holdings LLC, 7.50%, 4/1/28(1)	320,000	340,266
DISH DBS Corp., 5.25%, 12/1/26(1)	505,000	501,104
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	327,000	328,324
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	666,000	605,434
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	340,000	336,811
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	400,000	453,274
VTR Finance NV, 6.375%, 7/15/28(1)	800,000	845,288
		4,226,993
Metals and Mining — 4.8%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	400,000	408,572
Allegheny Technologies, Inc., 4.875%, 10/1/29	280,000	277,042
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	495,000	499,158
CSN Inova Ventures, 6.75%, 1/28/28(1)	800,000	808,140
First Quantum Minerals Ltd., 6.875%, 3/1/26	200,000	207,437
GUSAP III LP, 4.25%, 1/21/30(1)	500,000	521,698
HTA Group Ltd., 7.00%, 12/18/25(1)	800,000	828,000
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	405,000	460,928
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	320,000	311,272
Novelis Corp., 4.75%, 1/30/30(1)	385,000	389,270
United States Steel Corp., 6.875%, 3/1/29	625,000	655,953
		5,367,470

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	825,000	822,335
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	490,000	485,315
Multiline Retail — 0.5%
JSM Global Sarl, 4.75%, 10/20/30(1)	600,000	550,032
Oil, Gas and Consumable Fuels — 7.3%
Antero Resources Corp., 5.375%, 3/1/30(1)	520,000	537,225
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	380,000	400,752
Comstock Resources, Inc., 5.875%, 1/15/30(1)	580,000	581,905
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	520,000	523,957
Ecopetrol SA, 4.625%, 11/2/31	400,000	383,204
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	580,000	576,778
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	759,892
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	300,000	288,914
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	300,000	289,554
MEG Energy Corp., 5.875%, 2/1/29(1)	585,000	581,388
Occidental Petroleum Corp., 6.375%, 9/1/28	460,000	525,230
Occidental Petroleum Corp., 6.125%, 1/1/31	344,000	401,396
Petroleos Mexicanos, 4.25%, 1/15/25	200,000	199,233
Petroleos Mexicanos, 6.875%, 8/4/26	890,000	945,483
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	300,000	293,913
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	365,000	368,986
Southwestern Energy Co., 5.375%, 3/15/30	600,000	625,881
		8,283,691
Paper and Forest Products — 0.6%
Glatfelter Corp., 4.75%, 11/15/29(1)	240,000	243,355
Sylvamo Corp., 7.00%, 9/1/29(1)	410,000	423,981
		667,336
Pharmaceuticals — 1.0%
AdaptHealth LLC, 4.625%, 8/1/29(1)	465,000	456,291
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	489,000	482,672
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	260,000	223,397
		1,162,360
Road and Rail — 0.3%
Hertz Corp. (The), 5.00%, 12/1/29(1)	340,000	333,771
Semiconductors and Semiconductor Equipment — 0.3%
Qorvo, Inc., 4.375%, 10/15/29	301,000	318,255
Software — 0.6%
NCR Corp., 5.125%, 4/15/29(1)	615,000	622,688
Specialty Retail — 0.7%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	385,000	369,188
Rent-A-Center, Inc., 6.375%, 2/15/29(1)	385,000	395,503
		764,691
Thrifts and Mortgage Finance — 1.0%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	635,000	598,205
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	475,000	491,345
		1,089,550
Wireless Telecommunication Services — 0.5%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	600,000	584,325
TOTAL CORPORATE BONDS (Cost $66,424,523)		64,898,882
COLLATERALIZED LOAN OBLIGATIONS — 10.9%
Apidos CLO XXI, Series 2015-21A, Class DR, VRN, 5.32%, (3-month LIBOR plus 5.20%), 7/18/27(1)	375,000	375,420

Arbor Realty Commercial Real Estate Notes Ltd., Series 2018-FL1, Class D, VRN, 3.14%, (1-month LIBOR plus 3.05%), 6/15/28(1)	350,000	351,657
Ares CLO Ltd., Series 2015-2A, Class DR, VRN, 3.22%, (3-month LIBOR plus 3.10%), 4/17/33(1)	800,000	797,903
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 2.97%, (3-month LIBOR plus 2.80%), 1/15/29(1)	350,000	350,000
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/22/30(1)	500,000	500,642
BDS Ltd., Series 2020-FL5, Class D, VRN, 2.66%, (SOFR plus 2.61%), 2/16/37(1)	380,000	379,446
CARLYLE US CLO Ltd., Series 2017-4A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 1/15/30(1)	1,205,000	1,204,579
CarVal CLO III Ltd., Series 2019-2A, Class CR, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/20/32(1)	500,000	500,497
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 4.42%, (3-month LIBOR plus 4.25%), 10/21/31(1)(2)	600,000	600,000
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 3.78%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	501,976
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 3.08%, (3-month LIBOR plus 2.95%), 10/20/30(1)	800,000	794,884
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, VRN, 2.97%, (3-month LIBOR plus 2.85%), 10/15/30(1)	275,000	275,896
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 4.48%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	475,265
Magnetite XV Ltd., Series 2015-15A, Class DR, VRN, 2.87%, (3-month LIBOR plus 2.75%), 7/25/31(1)	505,000	505,505
Octagon Investment Partners Ltd., Series 2018-18A, Class C, VRN, 2.82%, (3-month LIBOR plus 2.70%), 4/16/31(1)	800,000	785,304
Octagon Investment Partners Ltd., Series 2018-2A, Class C, VRN, 2.97%, (3-month LIBOR plus 2.85%), 7/25/30(1)	650,000	645,177
OHA Credit Funding Ltd., Series 2018-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 10/20/30(1)	500,000	501,854
OHA Credit Partners XV Ltd., Series 2017-15A, Class D, VRN, 2.58%, (3-month LIBOR plus 2.45%), 1/20/30(1)	400,000	391,266
Palmer Square CLO Ltd., Series 2015-2A, Class CR2, VRN, 2.88%, (3-month LIBOR plus 2.75%), 7/20/30(1)	750,000	751,685
Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 4/20/29(1)	750,000	750,613
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 2.37%, (3-month LIBOR plus 2.25%), 10/23/31(1)	500,000	500,592
Tryon Park CLO Ltd., Series 2013-1A, Class CR, VRN, 2.82%, (3-month LIBOR plus 2.70%), 4/15/29(1)	375,000	375,187
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,310,184)		12,315,348
PREFERRED STOCKS — 9.4%
Banks — 4.8%
Banco Mercantil del Norte SA, 8.375%(1)	800,000	918,000
Banco Santander SA, 4.75%	350,000	351,750
Bank of America Corp., 5.875%	725,000	792,969
Barclays plc, 4.375%	400,000	384,736
Citigroup, Inc., 4.15%	645,000	636,534
Huntington Bancshares, Inc., 5.625%	60,000	68,475
JPMorgan Chase & Co., 4.60%	1,270,000	1,281,570
SVB Financial Group, 4.25%	690,000	686,981
US Bancorp, 3.70%	270,000	264,263
		5,385,278
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The), 3.75%	505,000	496,163
Charles Schwab Corp. (The), Series H, 4.00%	1,105,000	1,095,331
Goldman Sachs Group, Inc. (The), 3.80%	300,000	293,010
Goldman Sachs Group, Inc. (The), 4.125%	572,000	565,851
		2,450,355
Trading Companies and Distributors — 1.0%
Air Lease Corp., 4.125%	491,000	481,180
Aircastle Ltd., 5.25%(1)	625,000	642,187
		1,123,367
Consumer Finance — 0.9%
Ally Financial, Inc., 4.70%	635,000	639,762
Discover Financial Services, 5.50%	400,000	426,500
		1,066,262
Insurance — 0.5%
Allianz SE, 3.20%(1)	585,000	548,613
TOTAL PREFERRED STOCKS (Cost $10,887,206)		10,573,875

ASSET-BACKED SECURITIES — 8.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	400,000	397,247
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)	492,188	491,665
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)	398,917	403,376
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)	100,000	101,943
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)	100,000	103,445
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)	575,000	579,110
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)	435,656	434,204
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)	400,000	392,042
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)(2)	475,000	475,371
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	316,433	309,443
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	395,999	400,310
MACH 1 Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)	333,430	330,398
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	725,925	722,776
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	465,807	467,074
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	750,000	722,678
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	261,000	253,323
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	445,000	436,227
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	200,000	196,322
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)	207,873	204,313
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(1)	198,500	198,154
ServiceMaster Funding LLC, Series 2020-1, Class A2II SEQ, 3.34%, 1/30/51(1)	413,873	420,261
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	487,000	484,456
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)	663,582	664,668
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)	200,447	215,731
TOTAL ASSET-BACKED SECURITIES (Cost $9,493,857)		9,404,537
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	599,560
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.02%, 1/25/49(1)	590,000	594,561
Bellemeade Re Ltd., Series 2021-1A, Class M1B, VRN, 2.25%, (SOFR plus 2.20%), 3/25/31(1)	400,000	405,088
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	110,655	110,959
Bellemeade Re Ltd., Series 2021-3A, Class M1C, VRN, 1.60%, (SOFR plus 1.55%), 9/25/31(1)	250,000	248,408
Bellemeade Re Ltd., Series 2019-2A, Class M1C, VRN, 2.09%, (1-month LIBOR plus 2.00%), 4/25/29(1)	400,000	401,155
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	400,000	397,849
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	400,000	402,545
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.25%, 1/25/51(1)	641,669	564,669
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 1.90%, (SOFR plus 1.85%), 11/25/31(1)	650,000	651,099
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 1.95%, (SOFR plus 1.90%), 2/25/34(1)	250,000	250,113
		4,626,006
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2021-DNA3, Class M2, VRN, 2.15%, (SOFR plus 2.10%), 10/25/33(1)	400,000	403,471
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,061,736)		5,029,477
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Colombia — 0.6%
Colombia Government International Bond, 3.125%, 4/15/31	750,000	672,345
Ghana — 0.2%
Ghana Government International Bond, 7.875%, 3/26/27	300,000	256,388
Oman — 1.0%
Oman Government International Bond, 4.75%, 6/15/26	445,000	451,209
Oman Government International Bond, 5.625%, 1/17/28	600,000	619,455
		1,070,664

South Africa — 1.1%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	400,000	423,020
Republic of South Africa Government International Bond, 5.875%, 6/22/30	800,000	861,360
		1,284,380
Turkey — 0.7%
Turkey Government International Bond, 6.875%, 3/17/36	810,000	761,182
Ukraine — 0.2%
Ukraine Government International Bond, 7.75%, 9/1/26	250,000	250,881
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,509,292)		4,295,840
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
ACRES Commercial Realty Corp., Series 2020-RSO8, Class C, VRN, 2.31%, (SOFR plus 2.26%), 3/15/35(1)	150,000	150,129
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	407,636
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.09%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	398,579
BXHPP Trust, Series 2021-FILM, Class D, VRN, 1.59%, (1-month LIBOR plus 1.50%), 8/15/36(1)	300,000	298,075
BXHPP Trust, Series 2021-FILM, Class E, VRN, 2.09%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	249,949
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 2.66%, (SOFR plus 2.61%), 7/15/36(1)	400,000	400,659
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 2.34%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	400,097
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 1.99%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	346,368
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,663,382)		2,651,492
BANK LOAN OBLIGATIONS(3) — 1.3%
Media — 0.9%
DirecTV Financing, LLC, Term Loan, 5.75%, (3-month LIBOR plus 5.00%), 8/2/27	1,010,000	1,009,541
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 5/5/28(4)	500,000	499,690
TOTAL BANK LOAN OBLIGATIONS (Cost $1,515,772)		1,509,231
CONVERTIBLE BONDS — 0.9%
Airlines — 0.5%
Spirit Airlines, Inc., 1.00%, 5/15/26	600,000	532,800
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22	510,000	515,029
TOTAL CONVERTIBLE BONDS (Cost $1,067,240)		1,047,829
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 0.125%, 5/31/23(5) (Cost $244,677)	245,000	243,957
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,347,297)	2,347,297	2,347,297
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $116,525,166)		114,317,765
OTHER ASSETS AND LIABILITIES — (1.3)%		(1,419,970)
TOTAL NET ASSETS — 100.0%		$112,897,795

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	108	March 2022	$23,623,313	$42,742
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	67	March 2022	$8,764,437	$(120,520)
U.S. Treasury 10-Year Ultra Notes	24	March 2022	3,525,375	(65,047)
U.S. Treasury 5-Year Notes	17	March 2022	2,063,773	(16,098)
U.S. Treasury Long Bonds	8	March 2022	1,297,000	(30,082)
U.S. Treasury Ultra Bonds	2	March 2022	401,125	(14,829)
			$16,051,710	$(246,576)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $76,261,016, which represented 67.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $203,068.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	64,898,882	—
Collateralized Loan Obligations	—	12,315,348	—
Preferred Stocks	—	10,573,875	—
Asset-Backed Securities	—	9,404,537	—
Collateralized Mortgage Obligations	—	5,029,477	—
Sovereign Governments and Agencies	—	4,295,840	—
Commercial Mortgage-Backed Securities	—	2,651,492	—
Bank Loan Obligations	—	1,509,231	—
Convertible Bonds	—	1,047,829	—
U.S. Treasury Securities	—	243,957	—
Temporary Cash Investments	2,347,297	—	—
	2,347,297	111,970,468	—
Other Financial Instruments
Futures Contracts	42,742	—	—

Liabilities
Other Financial Instruments
Futures Contracts	246,576	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.